Share capital - Authorized and issued share capital (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) VOTE $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares		500,000,000
Authorized share capital		$ 50,000
Balance at the beginning	$ 1,493
Balance at the end	$ 11,098
Par value per share | $ / shares	$ 1	$ 0.0001
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	500,000,000
Authorized share capital	$ 50,000
Balance at the beginning (in shares) | shares	14,932,033
Balance at the beginning	$ 1,493
Ordinary shares [member] | Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	450,000,000
Authorized share capital	$ 45,000
Balance at the beginning (in shares) | shares	0
Balance at the beginning	$ 0
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization (in shares) | shares	101,265,915
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization	$ 10,127
Balance at the end (in shares) | shares	101,265,915
Balance at the end	$ 10,127
Par value per share | $ / shares	$ 0.0001
Number of votes per share | VOTE	1
Ordinary shares [member] | Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	50,000,000
Authorized share capital	$ 5,000
Balance at the beginning (in shares) | shares	0
Balance at the beginning	$ 0
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization (in shares) | shares	9,713,864
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization	$ 971
Balance at the end (in shares) | shares	9,713,864
Balance at the end	$ 971
Par value per share | $ / shares	$ 0.0001
Number of votes per share | VOTE	20